FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                  FRANKLIN VALUE INVESTORS TRUST
                  ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
          (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 1/31/07
                          -------



Item 1. Schedule of Investments.


Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Balance Sheet Investment Fund ....................................    3

Franklin Large Cap Value Fund .............................................    8

Franklin MicroCap Value Fund ..............................................   11

Franklin MidCap Value Fund ................................................   15

Franklin Small Cap Value Fund .............................................   18

Notes to Statements of Investments ........................................   24


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                        Quarterly Statements of Investments  | 1
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Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                         SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 86.4%
    CLOSED END MUTUAL FUNDS 1.3%
    Apollo Investment Corp. ...................................................................     200,000   $  4,440,000
  a Emerging Markets Telecommunications Fund ..................................................     250,000      4,547,500
    H&Q Healthcare Investors ..................................................................     150,000      2,655,000
    John Hancock Bank and Thrift Opportunity Fund .............................................   1,650,000     16,483,500
    Latin America Equity Fund Inc. ............................................................     222,015      9,746,458
    The Mexico Fund Inc. (Mexico) .............................................................     620,800     24,825,792
    New Ireland Fund Inc. (Ireland) ...........................................................     135,000      4,496,850
    Petroleum & Resources Corp. ...............................................................     150,000      4,930,500
                                                                                                              ------------
    TOTAL CLOSED END MUTUAL FUNDS (COST $38,030,843) ..........................................                 72,125,600
                                                                                                              ------------
    COMMON STOCKS 85.0%
    COMMERCIAL SERVICES 0.9%
    Kelly Services Inc., A ....................................................................   1,506,800     46,725,868
                                                                                                              ------------
    CONSUMER DURABLES 5.8%
    D.R. Horton Inc. ..........................................................................   2,200,000     63,932,000
  b Furniture Brands International Inc. .......................................................   2,875,000     47,926,250
    Hasbro Inc. ...............................................................................   1,650,000     46,860,000
    Lennar Corp., A ...........................................................................     480,000     26,102,400
    Lennar Corp., B ...........................................................................      48,000      2,426,880
    M.D.C. Holdings Inc. ......................................................................     583,300     33,988,891
    Pulte Homes Inc. ..........................................................................   2,600,000     89,284,000
                                                                                                              ------------
                                                                                                               310,520,421
                                                                                                              ------------
    CONSUMER NON-DURABLES 2.0%
  a Alliance One International Inc. ...........................................................   2,504,200     19,207,214
    Kellwood Co. ..............................................................................     786,000     25,780,800
    Premium Standard Farms Inc. ...............................................................   1,282,700     24,396,954
    Universal Corp. ...........................................................................     740,700     35,798,031
                                                                                                              ------------
                                                                                                               105,182,999
                                                                                                              ------------
    CONSUMER SERVICES 1.6%
    Bob Evans Farms Inc. ......................................................................     323,300     10,982,501
a,b Champps Entertainment Inc. ................................................................     920,000      5,722,400
  a Vail Resorts Inc. .........................................................................   1,525,000     70,531,250
                                                                                                              ------------
                                                                                                                87,236,151
                                                                                                              ------------
    DISTRIBUTION SERVICES 0.8%
    Applied Industrial Technologies Inc. ......................................................   1,406,250     34,481,250
    Handleman Co. .............................................................................   1,000,000      7,500,000
                                                                                                              ------------
                                                                                                                41,981,250
                                                                                                              ------------
    ELECTRONIC TECHNOLOGY 1.7%
  a ESCO Technologies Inc. ....................................................................   1,236,800     59,081,936
  a FSI International Inc. ....................................................................     600,000      2,940,000
  a Spansion Inc., A ..........................................................................   1,546,730     19,844,546
  a Standard Microsystems Corp. ...............................................................     376,700     10,509,930
                                                                                                              ------------
                                                                                                                92,376,412
                                                                                                              ------------


                                        Quarterly Statements of Investments  | 3

Franklin Value Investors Trust

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                         SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ENERGY MINERALS 1.0%
    Peabody Energy Corp. ......................................................................   1,336,000   $ 54,548,880
                                                                                                              ------------
    FINANCE/RENTAL/LEASING 6.0%
    CIT Group Inc. ............................................................................   2,210,000    130,301,600
a,b Dollar Thrifty Automotive Group Inc. ......................................................   1,763,067     83,093,348
    Freddie Mac ...............................................................................   1,640,000    106,485,200
                                                                                                              ------------
                                                                                                               319,880,148
                                                                                                              ------------
    FINANCIAL CONGLOMERATES 2.7%
    Principal Financial Group Inc. ............................................................     225,000     13,862,250
    Prudential Financial Inc. .................................................................   1,450,000    129,238,500
                                                                                                              ------------
                                                                                                               143,100,750
                                                                                                              ------------
    HEALTH TECHNOLOGY 0.9%
  a Watson Pharmaceuticals Inc. ...............................................................   1,700,000     46,274,000
                                                                                                              ------------
    INDUSTRIAL SERVICES 3.1%
  a Bristow Group Inc. ........................................................................     900,000     33,615,000
  a Hanover Compressor Co. ....................................................................   1,500,000     29,025,000
  a PHI Inc. ..................................................................................      77,500      2,397,850
  a PHI Inc., non-voting ......................................................................     152,000      4,572,160
  a Quanta Services Inc. ......................................................................   1,200,000     24,684,000
  a Universal Compression Holdings Inc. .......................................................     850,000     51,374,000
a,b Xanser Corp. ..............................................................................   2,800,000     16,744,000
                                                                                                              ------------
                                                                                                               162,412,010
                                                                                                              ------------
    LIFE/HEALTH INSURANCE 6.3%
    American National Insurance Co. ...........................................................     647,500     79,279,900
  a Employers Holdings Inc. ...................................................................     571,900     11,420,843
    FBL Financial Group Inc., A ...............................................................     525,000     20,375,250
    Genworth Financial Inc., A ................................................................   1,600,000     55,840,000
    Kansas City Life Insurance Co. ............................................................     250,220     12,508,498
    Manulife Financial Corp. (Canada) .........................................................   1,000,000     33,710,000
    MetLife Inc. ..............................................................................     401,000     24,910,120
    National Western Life Insurance Co., A ....................................................     150,000     34,423,500
    Presidential Life Corp. ...................................................................     380,000      8,257,400
    StanCorp Financial Group Inc. .............................................................   1,200,000     57,420,000
                                                                                                              ------------
                                                                                                               338,145,511
                                                                                                              ------------
    NON-ENERGY MINERALS 8.4%
    Chaparral Steel Co. .......................................................................     900,000     46,152,000
    Nucor Corp. ...............................................................................   1,905,000    122,948,700
    Reliance Steel & Aluminum Co. .............................................................   1,950,200     81,206,328
    Sherritt International Corp. (Canada) .....................................................   3,253,500     38,569,216
    Texas Industries Inc. .....................................................................     800,000     58,736,000
    United States Steel Corp. .................................................................   1,225,000    102,275,250
                                                                                                              ------------
                                                                                                               449,887,494
                                                                                                              ------------
    PROCESS INDUSTRIES 8.7%
    Ashland Inc. ..............................................................................     245,894     17,101,928
    Bowater Inc. ..............................................................................   1,624,000     44,448,880


4 |  Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                         SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    PROCESS INDUSTRIES (CONTINUED)
    Bunge Ltd. ................................................................................   1,780,000   $136,971,000
    Corn Products International Inc. ..........................................................   2,817,600     96,502,800
    MeadWestvaco Corp. ........................................................................   1,570,000     47,319,800
    Monsanto Co. ..............................................................................   1,350,000     74,371,500
  a PolyOne Corp. .............................................................................   1,375,000     10,078,750
    Westlake Chemical Corp. ...................................................................   1,046,900     34,736,142
                                                                                                              ------------
                                                                                                               461,530,800
                                                                                                              ------------
    PRODUCER MANUFACTURING 6.8%
    A.O. Smith Corp. ..........................................................................     893,600     34,269,560
    American Axle & Manufacturing Holdings Inc. ...............................................   1,225,000     25,455,500
  a Armstrong World Industries Inc. ...........................................................     209,738      9,224,277
    CNH Global NV (Netherlands) ...............................................................   1,605,000     54,425,550
    Lennox International Inc. .................................................................     871,000     26,426,140
    Mueller Industries Inc. ...................................................................     600,000     19,542,000
    Oshkosh Truck Corp. .......................................................................     960,000     50,688,000
a,b Tecumseh Products Co., A ..................................................................   1,085,000     19,432,350
a,b Tecumseh Products Co., B ..................................................................     310,000      5,294,800
    Timken Co. ................................................................................   1,215,000     34,761,150
    Trinity Industries Inc. ...................................................................   2,200,000     84,150,000
                                                                                                              ------------
                                                                                                               363,669,327
                                                                                                              ------------
    PROPERTY-CASUALTY INSURANCE 5.7%
    Aspen Insurance Holdings Ltd. .............................................................     154,300      3,953,166
    E-L Financial Corp. Ltd. (Canada) .........................................................     104,666     55,790,736
    IPC Holdings Ltd. .........................................................................   1,773,800     52,238,410
    Midland Co. ...............................................................................     385,000     17,702,300
    Old Republic International Corp. ..........................................................   3,875,000     86,412,500
    RLI Corp. .................................................................................     489,400     27,083,396
    Selective Insurance Group Inc. ............................................................     650,000     33,442,500
    The St. Paul Travelers Cos. Inc. ..........................................................     575,000     29,238,750
                                                                                                              ------------
                                                                                                               305,861,758
                                                                                                              ------------
    REGIONAL BANKS 0.1%
    UMB Financial Corp. .......................................................................     186,800      6,831,276
                                                                                                              ------------
    RETAIL TRADE 4.9%
  a Big Lots Inc. .............................................................................   1,800,000     46,674,000
    The Cato Corp., A .........................................................................     450,000     10,156,500
  a Charming Shoppes Inc. .....................................................................   4,425,000     58,056,000
    Dillard's Inc., A .........................................................................     874,200     30,020,028
    Fred's Inc. ...............................................................................     400,000      5,380,000
    Haverty Furniture Cos. Inc. ...............................................................     920,000     14,085,200
    Saks Inc. .................................................................................   1,750,000     32,830,000
a,b Syms Corp. ................................................................................   1,430,000     26,483,600
  a Zale Corp. ................................................................................   1,422,400     39,144,448
                                                                                                              ------------
                                                                                                               262,829,776
                                                                                                              ------------


                                        Quarterly Statements of Investments  | 5

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------
        FRANKLIN BALANCE SHEET INVESTMENT FUND                                                  SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        SAVINGS BANKS 0.6%
        Farmers & Merchants Bank of Long Beach .........................................              2,200   $   15,400,000
        First Niagara Financial Group Inc. .............................................            100,000        1,449,000
        Hudson City Bancorp Inc. .......................................................            900,000       12,393,000
                                                                                                              --------------
                                                                                                                  29,242,000
                                                                                                              --------------
        SPECIALTY INSURANCE 4.0%
        Assurant Inc. ..................................................................            825,700       45,892,406
        MBIA Inc. ......................................................................            200,000       14,366,000
        MGIC Investment Corp. ..........................................................            530,585       32,747,706
        The PMI Group Inc. .............................................................          1,325,000       63,361,500
        Radian Group Inc. ..............................................................            900,000       54,198,000
                                                                                                              --------------
                                                                                                                 210,565,612
                                                                                                              --------------
        TRANSPORTATION 6.1%
      a ABX Air Inc. ...................................................................          1,825,000       12,464,750
      a Alaska Air Group Inc. ..........................................................          1,350,600       57,873,210
        Burlington Northern Santa Fe Corp. .............................................            570,000       45,805,200
      a Crowley Maritime Corp. .........................................................              4,240        8,904,000
      a Kansas City Southern ...........................................................            722,500       21,718,350
      a Mesa Air Group Inc. ............................................................            450,000        3,370,500
        Norfolk Southern Corp. .........................................................          1,358,600       67,454,490
        Overseas Shipholding Group Inc. ................................................            756,000       46,970,280
        Teekay Shipping Corp. (Bahamas) ................................................          1,240,000       62,260,400
                                                                                                              --------------
                                                                                                                 326,821,180
                                                                                                              --------------
        UTILITIES 6.9%
        Atmos Energy Corp. .............................................................            833,600       26,041,664
        Entergy Corp. ..................................................................            790,000       73,351,500
a,b,c,d KGen Power Corp., 144A .........................................................          4,400,000       61,600,000
        Northeast Utilities ............................................................          1,550,000       42,857,500
        PNM Resources Inc. .............................................................          1,863,300       56,793,384
      a Sierra Pacific Resources .......................................................          5,010,000       85,270,200
        Xcel Energy Inc. ...............................................................            878,000       20,483,740
                                                                                                              --------------
                                                                                                                 366,397,988
                                                                                                              --------------
        TOTAL COMMON STOCKS (COST $2,180,050,007) ......................................                       4,532,021,611
                                                                                                              --------------
                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------
        CORPORATE BOND (COST $5,534,678) 0.1%
        PRODUCER MANUFACTURING 0.1%
        Mueller Industries Inc., 6.00%, 11/01/14 .......................................        $ 5,604,000        5,260,755
                                                                                                              --------------
        TOTAL LONG TERM INVESTMENTS (COST $2,223,615,528) ..............................                       4,609,407,966
                                                                                                              --------------


6 |  Quarterly Statements of Investments

Franklin Value Investors Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                               SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 13.8%
  MONEY MARKET FUND (COST $194,981,602) 3.7%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ..........................     194,981,602   $   194,981,602
                                                                                                                    ---------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  REPURCHASE AGREEMENT (COST $541,169,768) 10.1%
f Joint Repurchase Agreement, 5.222%, 2/01/07 (Maturity Value $541,248,263) .....................   $ 541,169,768       541,169,768
   ABN AMRO Bank, NV, New York Branch (Maturity Value $47,267,211)
   Banc of America Securities LLC (Maturity Value $47,267,211)
   Barclays Capital Inc. (Maturity Value $47,267,211)
   Bear, Stearns & Co. Inc. (Maturity Value $23,338,624)
   BNP Paribas Securities Corp. (Maturity Value $47,267,211)
   Deutsche Bank Securities Inc. (Maturity Value $47,267,211)
   Goldman, Sachs & Co. (Maturity Value $47,267,211)
   Greenwich Capital Markets Inc. (Maturity Value $47,267,211)
   Lehman Brothers Inc. (Maturity Value $45,237,529)
   Merrill Lynch Government Securities Inc. (Maturity Value $47,267,211)
   Morgan Stanley & Co. Inc. (Maturity Value $47,267,211)
   UBS Securities LLC (Maturity Value $47,267,211)
    Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 3/15/07 - 10/15/11;
      g U.S. Government Agency Discount Notes, 2/28/07 - 4/16/07; g U.S. Treasury Bill, 5/31/07;
         and U.S. Treasury Notes, 2.625% - 5.125%, 7/31/07 - 11/30/11
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $2,959,766,898) 100.2% ................................................                     5,345,559,336
  OTHER ASSETS, LESS LIABILITIES (0.2)% .........................................................                       (11,962,189)
                                                                                                                    ---------------
  NET ASSETS 100.0% .............................................................................                   $ 5,333,597,147
                                                                                                                    ===============

a     Non-income producing for the twelve months ended January 31, 2007.

b     See Note 4 regarding holdings of 5% voting securities.

c     See Note 3 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the value of this security was $61,600,000, representing 1.15% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2007, all repurchase agreements had been entered into on that date.

g     The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                     SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 94.6%
  COMMERCIAL SERVICES 3.4%
  Cintas Corp. ............................................................................          83,300   $  3,427,795
  R. R. Donnelley & Sons Co. ..............................................................         164,300      6,095,530
                                                                                                              ------------
                                                                                                                 9,523,325
                                                                                                              ------------
  CONSUMER DURABLES 1.5%
  D.R. Horton Inc. ........................................................................         149,000      4,329,940
                                                                                                              ------------
  CONSUMER NON-DURABLES 7.3%
  Kimberly-Clark Corp. ....................................................................         104,000      7,217,600
  NIKE Inc., B ............................................................................          39,000      3,853,590
  The Procter & Gamble Co. ................................................................         150,000      9,730,500
                                                                                                              ------------
                                                                                                                20,801,690
                                                                                                              ------------
  CONSUMER SERVICES 3.1%
  Gannett Co. Inc. ........................................................................          34,600      2,011,644
  McDonald's Corp. ........................................................................         153,000      6,785,550
                                                                                                              ------------
                                                                                                                 8,797,194
                                                                                                              ------------
  ELECTRONIC TECHNOLOGY 1.2%
  Hewlett-Packard Co. .....................................................................          79,700      3,449,416
                                                                                                              ------------
  ENERGY MINERALS 9.3%
  Apache Corp. ............................................................................          64,000      4,670,080
  BP PLC, ADR (United Kingdom) ............................................................          41,000      2,603,910
  ConocoPhillips ..........................................................................          52,800      3,506,448
  Exxon Mobil Corp. .......................................................................         130,000      9,633,000
  Occidental Petroleum Corp. ..............................................................         130,000      6,026,800
                                                                                                              ------------
                                                                                                                26,440,238
                                                                                                              ------------
  FINANCE/RENTAL/LEASING 3.6%
  Freddie Mac .............................................................................         156,000     10,129,080
                                                                                                              ------------
  FINANCIAL CONGLOMERATES 3.9%
  Citigroup Inc. ..........................................................................         202,000     11,136,260
                                                                                                              ------------
  HEALTH TECHNOLOGY 5.3%
  Abbott Laboratories .....................................................................         153,000      8,109,000
  Becton Dickinson and Co. ................................................................          52,000      4,000,880
  Pfizer Inc. .............................................................................         107,000      2,807,680
                                                                                                              ------------
                                                                                                                14,917,560
                                                                                                              ------------
  INVESTMENT BANKS/BROKERS 3.5%
  Lehman Brothers Holdings Inc. ...........................................................          65,000      5,345,600
  Morgan Stanley ..........................................................................          57,000      4,719,030
                                                                                                              ------------
                                                                                                                10,064,630
                                                                                                              ------------


8 |  Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                     SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INVESTMENT MANAGERS 2.4%
  Mellon Financial Corp. ..................................................................         157,000   $  6,710,180
                                                                                                              ------------
  LIFE/HEALTH INSURANCE 1.3%
  MetLife Inc. ............................................................................          57,000      3,540,840
                                                                                                              ------------
  MAJOR BANKS 10.3%
  Bank of America Corp. ...................................................................         195,000     10,253,100
  U.S. Bancorp ............................................................................         269,000      9,576,400
  Wachovia Corp. ..........................................................................         169,000      9,548,500
                                                                                                              ------------
                                                                                                                29,378,000
                                                                                                              ------------
  MULTI-LINE INSURANCE 2.7%
  American International Group Inc. .......................................................         109,900      7,522,655
                                                                                                              ------------
  NON-ENERGY MINERALS 1.4%
  Alcoa Inc. ..............................................................................         127,000      4,102,100
                                                                                                              ------------
  PROCESS INDUSTRIES 3.6%
  The Dow Chemical Co. ....................................................................         121,000      5,026,340
  Praxair Inc. ............................................................................          84,478      5,327,182
                                                                                                              ------------
                                                                                                                10,353,522
                                                                                                              ------------
  PRODUCER MANUFACTURING 13.3%
  3M Co. ..................................................................................          91,000      6,761,300
  General Electric Co. ....................................................................         278,000     10,021,900
  Illinois Tool Works Inc. ................................................................         184,100      9,387,259
  Masco Corp. .............................................................................         159,000      5,086,410
  United Technologies Corp. ...............................................................          94,000      6,393,880
                                                                                                              ------------
                                                                                                                37,650,749
                                                                                                              ------------
  PROPERTY-CASUALTY INSURANCE 5.3%
  The Allstate Corp. ......................................................................         137,000      8,241,920
  Chubb Corp. .............................................................................         129,700      6,749,588
                                                                                                              ------------
                                                                                                                14,991,508
                                                                                                              ------------
  SAVINGS BANKS 2.1%
  Washington Mutual Inc. ..................................................................         134,000      5,975,060
                                                                                                              ------------
  SPECIALTY INSURANCE 2.2%
  Ambac Financial Group Inc. ..............................................................          71,100      6,263,910
                                                                                                              ------------
  TECHNOLOGY SERVICES 6.2%
  International Business Machines Corp. ...................................................          87,000      8,626,050
  Microsoft Corp. .........................................................................         294,000      9,072,840
                                                                                                              ------------
                                                                                                                17,698,890
                                                                                                              ------------
  UTILITIES 1.7%
  Entergy Corp. ...........................................................................          53,000      4,921,050
                                                                                                              ------------
  TOTAL COMMON STOCKS (COST $209,286,108) .................................................                    268,697,797
                                                                                                              ------------


                                        Quarterly Statements of Investments  | 9

Franklin Value Investors Trust

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                    SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $13,085,636) 4.6%
  MONEY MARKET FUND 4.6%
a Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ....................      13,085,636   $ 13,085,636
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $222,371,744) 99.2% .............................................                    281,783,433
  OTHER ASSETS, LESS LIABILITIES 0.8% .....................................................                      2,365,593
                                                                                                              ------------
  NET ASSETS 100.0% .......................................................................                   $284,149,026
                                                                                                              ============

See Selected Portfolio Abbreviations on page 23.

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


10 |  See Notes to Statements of Investments.
   |  Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                                                                 SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 85.0%
      CLOSED END MUTUAL FUND (COST $6,007,488) 1.4%
    a Kohlberg Capital Corp. ..............................................................         400,000   $  7,152,000
                                                                                                              ------------
      COMMON STOCKS 79.9%
      COMMERCIAL SERVICES 1.5%
      Courier Corp. .......................................................................         200,000      7,952,000
                                                                                                              ------------
      COMMUNICATIONS 3.2%
      Atlantic Tele-Network Inc. ..........................................................         542,800     16,305,712
                                                                                                              ------------
      CONSUMER DURABLES 3.8%
a,b,c Allen Organ Co., Escrow Account .....................................................          94,800      1,496,892
      Bassett Furniture Industries Inc. ...................................................         133,100      2,108,304
    a Cavalier Homes Inc. .................................................................         432,000      1,900,800
    a Chromcraft Revington Inc. ...........................................................         200,000      1,618,000
      Cobra Electronics Corp. .............................................................         185,400      1,724,220
    a The Dixie Group Inc. ................................................................         405,000      4,941,000
      Flexsteel Industries Inc. ...........................................................         225,000      3,143,250
    a National R.V. Holdings Inc. .........................................................         295,000      1,253,750
  a,d Rockford Corp. ......................................................................         575,000      1,420,250
                                                                                                              ------------
                                                                                                                19,606,466
                                                                                                              ------------
      CONSUMER NON-DURABLES 13.6%
    a Alliance One International Inc. .....................................................       1,730,000     13,269,100
      Brown Shoe Co. Inc. .................................................................         247,500     13,451,625
    d Delta Apparel Inc. ..................................................................         680,000     11,090,800
    a John B. Sanfilippo & Son Inc. .......................................................         195,000      2,665,650
      Premium Standard Farms Inc. .........................................................         700,000     13,314,000
    a Seneca Foods Corp., A ...............................................................         256,600      6,291,832
    a Seneca Foods Corp., B ...............................................................         121,500      3,133,485
    d Tandy Brands Accessories Inc. .......................................................         540,000      6,701,400
                                                                                                              ------------
                                                                                                                69,917,892
                                                                                                              ------------
      DISTRIBUTION SERVICES 1.9%
      The Coast Distribution System Inc. ..................................................          66,800        574,480
    a GTSI Corp. ..........................................................................         298,249      2,770,733
      Handleman Co. .......................................................................         820,000      6,150,000
                                                                                                              ------------
                                                                                                                 9,495,213
                                                                                                              ------------
      ELECTRONIC TECHNOLOGY 1.7%
    d Espey Manufacturing & Electronics Corp. .............................................         156,000      2,854,800
    a Ladish Co. Inc. .....................................................................          53,000      2,157,100
      Printronix Inc. .....................................................................         130,000      1,592,500
    a Sparton Corp. .......................................................................         254,364      2,083,242
                                                                                                              ------------
                                                                                                                 8,687,642
                                                                                                              ------------
      HEALTH SERVICES 2.2%
      Healthcare Services Group Inc. ......................................................         390,600     11,296,152
                                                                                                              ------------
      INDUSTRIAL SERVICES 5.7%
      Ecology and Environment Inc., A .....................................................         202,000      2,222,000
    a Exponent Inc. .......................................................................         140,000      2,605,400


                                       Quarterly Statements of Investments  | 11

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICROCAP VALUE FUND                                                                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL SERVICES (CONTINUED)
  a Layne Christensen Co. ....................................................................       341,686   $ 11,969,260
  a PHI Inc. .................................................................................        17,600        544,544
  a PHI Inc., non-voting .....................................................................       394,499     11,866,530
                                                                                                               ------------
                                                                                                                 29,207,734
                                                                                                               ------------
    NON-ENERGY MINERALS 0.9%
a,d Continental Materials Corp. ..............................................................       109,000      3,025,840
    The Monarch Cement Co. ...................................................................        42,444      1,459,012
                                                                                                               ------------
                                                                                             .                    4,484,852
                                                                                                               ------------
    PROCESS INDUSTRIES 4.7%
a,d American Pacific Corp. ...................................................................       676,300      6,282,827
  a Intertape Polymer Group Inc. (Canada) ....................................................       250,000      1,197,500
  a Mercer International Inc. (Germany) ......................................................       761,400      9,220,554
a,d Omega Protein Corp. ......................................................................     1,000,000      6,530,000
    Schweitzer-Mauduit International Inc. ....................................................        34,724        843,446
                                                                                                               ------------
                                                                                                                 24,074,327
                                                                                                               ------------
    PRODUCER MANUFACTURING 18.6%
    Alamo Group Inc. .........................................................................       105,000      2,538,900
    Burnham Holdings Inc., A .................................................................       113,000      1,858,850
    Central Steel and Wire Co. ...............................................................         6,905      4,108,475
    CIRCOR International Inc. ................................................................       247,500      8,932,275
  a Gehl Co. .................................................................................       300,000      8,025,000
    Gibraltar Industries Inc. ................................................................       356,099      8,735,108
  d Hardinge Inc. ............................................................................       900,991     13,244,568
    Insteel Industries Inc. ..................................................................       124,560      2,078,906
a,d Nashua Corp. .............................................................................       477,930      3,627,489
  a Northwest Pipe Co. .......................................................................       333,000     12,524,130
  a P & F Industries Inc., A .................................................................         6,857         85,850
a,d Proliance International Inc. .............................................................       823,800      3,995,430
  a RTI International Metals Inc. ............................................................       225,000     18,393,750
    Smith Investment Co. .....................................................................        44,600      2,765,200
  a Tecumseh Products Co., A .................................................................       230,000      4,119,300
  a Tecumseh Products Co., B .................................................................        12,799        218,607
                                                                                                               ------------
                                                                                                                 95,251,838
                                                                                                               ------------
    PROPERTY-CASUALTY INSURANCE 5.6%
a,d ACMAT Corp., A ...........................................................................       392,800      9,427,200
    Baldwin & Lyons Inc., B ..................................................................       228,264      5,962,256
    Mercer Insurance Group Inc. ..............................................................        25,000        455,000
  d Merchants Group Inc. .....................................................................       155,800      5,114,914
    Safety Insurance Group Inc. ..............................................................        51,000      2,490,840
  a United America Indemnity Ltd. ............................................................       217,168      5,238,092
                                                                                                               ------------
                                                                                                                 28,688,302
                                                                                                               ------------


12 |  Quarterly Statements of Investments

Franklin Value Investors Trust

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                                                                       SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      REAL ESTATE DEVELOPMENT 2.6%
      Bresler & Reiner Inc. ...................................................................            205,000    $   7,400,500
    a Griffin Land & Nurseries Inc. ...........................................................            173,000        5,705,540
a,b,c LandCo Real Estate LLC, Liquidating Trust ...............................................             94,800          240,792
                                                                                                                      -------------
                                                                                                                         13,346,832
                                                                                                                      -------------
      REAL ESTATE INVESTMENT TRUST 1.7%
      Arbor Realty Trust Inc. .................................................................            270,000        8,615,700
                                                                                                                      -------------
      RETAIL TRADE 4.5%
  a,d Duckwall-ALCO Stores Inc. ...............................................................            227,500        8,037,575
      Haverty Furniture Cos. Inc. .............................................................            147,000        2,250,570
    d S&K Famous Brands Inc. ..................................................................            255,500        3,308,725
      Village Super Market Inc., A ............................................................            110,810        9,416,634
                                                                                                                      -------------
                                                                                                                         23,013,504
                                                                                                                      -------------
      SAVINGS BANKS 2.4%
      Beverly Hills Bancorp Inc. ..............................................................            700,000        5,495,000
      First Defiance Financial Corp. ..........................................................            235,000        6,803,250
                                                                                                                      -------------
                                                                                                                         12,298,250
                                                                                                                      -------------
      TRANSPORTATION 3.6%
    a Crowley Maritime Corp. ..................................................................              2,342        4,918,200
  a,d International Shipholding Corp. .........................................................            474,800        6,946,324
      OMI Corp. ...............................................................................            120,000        2,647,200
      Providence and Worcester Railroad Co. ...................................................            205,000        3,895,000
                                                                                                                      -------------
                                                                                                                         18,406,724
                                                                                                                      -------------
      UTILITIES 1.7%
      Central Vermont Public Service Corp. ....................................................             26,400          661,056
      Green Mountain Power Corp. ..............................................................            201,700        6,879,987
    a Maine & Maritimes Corp. .................................................................             27,100          426,825
    a SEMCO Energy Inc. .......................................................................            130,000          782,600
                                                                                                                      -------------
                                                                                                                          8,750,468
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $204,197,273) .................................................                         409,399,608
                                                                                                                      -------------
      CONVERTIBLE PREFERRED STOCKS 1.4%
      CONSUMER NON-DURABLES 1.4%
    a Seneca Foods Corp., cvt. participating pfd. .............................................            200,000        4,904,000
    a Seneca Foods Corp., cvt. participating pfd., 2003 .......................................            100,000        2,452,000
                                                                                                                      -------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,905,000) ....................................                           7,356,000
                                                                                                                      -------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
      CONVERTIBLE BOND (COST $7,000,000) 2.3%
      PROCESS INDUSTRIES 2.3%
    e Mercer International Inc., cvt., senior sub. note, 144A, 8.50%, 10/15/10 (Germany) ......        $ 7,000,000       11,858,840
                                                                                                                     --------------
      TOTAL LONG TERM INVESTMENTS (COST $222,109,761) .........................................                         435,766,448
                                                                                                                     --------------


                                       Quarterly Statements of Investments  | 13

Franklin Value Investors Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                                      SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $77,158,346) 15.1%
  MONEY MARKET FUND 15.1%
f Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ........................   77,158,346   $  77,158,346
                                                                                                               -------------
  TOTAL INVESTMENTS (COST $299,268,107) 100.1% ................................................                  512,924,794
  OTHER ASSETS, LESS LIABILITIES (0.1)% .......................................................                     (682,283)
                                                                                                               -------------
  NET ASSETS 100.0% ...........................................................................                $ 512,242,511
                                                                                                               =============

a       Non-income producing for the twelve months ended January 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $1,737,684, representing 0.34% of net assets.

c     See Note 3 regarding restricted securities.

d     See Note 4 regarding holdings of 5% voting securities.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the value of this security was $11,858,840, representing 2.32% of net assets.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


14 |  See Notes to Statements of Investments.
   |  Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MIDCAP VALUE FUND                                                                          SHARES      VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.8%
  COMMERCIAL SERVICES 2.6%
a SAIC Inc. ...................................................................................       86,800   $  1,610,140
                                                                                                               ------------
  CONSUMER DURABLES 7.6%
  Fortune Brands Inc. .........................................................................       21,600      1,808,352
  Hasbro Inc. .................................................................................       32,800        931,520
  Leggett & Platt Inc. ........................................................................       28,600        693,264
  Lennar Corp., A .............................................................................        6,300        342,594
  M.D.C. Holdings Inc. ........................................................................       11,700        681,759
  Pulte Homes Inc. ............................................................................        8,900        305,626
                                                                                                               ------------
                                                                                                                  4,763,115
                                                                                                               ------------
  CONSUMER NON-DURABLES 9.2%
  Alberto-Culver Co. ..........................................................................       32,200        736,414
a Dean Foods Co. ..............................................................................       41,100      1,818,675
  The Hershey Co. .............................................................................       35,000      1,786,400
  McCormick & Co. Inc. ........................................................................       26,700      1,042,368
a Timberland Co., A ...........................................................................       13,500        407,295
                                                                                                               ------------
                                                                                                                  5,791,152
                                                                                                               ------------
  CONSUMER SERVICES 0.8%
  Gannett Co. Inc. ............................................................................        8,800        511,632
                                                                                                               ------------
  DISTRIBUTION SERVICES 0.7%
  W.W. Grainger Inc. ..........................................................................        5,700        442,605
                                                                                                               ------------
  ELECTRONIC TECHNOLOGY 2.3%
  Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ..................................       35,800      1,451,690
                                                                                                               ------------
  ENERGY MINERALS 4.6%
  Chesapeake Energy Corp. .....................................................................       32,700        968,247
  Peabody Energy Corp. ........................................................................       40,400      1,649,532
  Pioneer Natural Resources Co. ...............................................................        7,100        291,100
                                                                                                               ------------
                                                                                                                  2,908,879
                                                                                                               ------------
  FINANCE/RENTAL/LEASING 1.4%
  CIT Group Inc. ..............................................................................       15,200        896,192
                                                                                                               ------------
  HEALTH SERVICES 2.7%
a LifePoint Hospitals Inc. ....................................................................       26,100        886,878
  Pharmaceutical Product Development Inc. .....................................................       23,000        793,500
                                                                                                               ------------
                                                                                                                  1,680,378
                                                                                                               ------------
  HEALTH TECHNOLOGY 5.4%
a Endo Pharmaceuticals Holdings Inc. ..........................................................       41,600      1,277,952
  Hillenbrand Industries Inc. .................................................................       27,700      1,579,177
a Watson Pharmaceuticals Inc. .................................................................       19,400        528,068
                                                                                                               ------------
                                                                                                                  3,385,197
                                                                                                               ------------
  INDUSTRIAL SERVICES 3.5%
  ENSCO International Inc. ....................................................................       25,800      1,312,446
a Helix Energy Solutions Group Inc. ...........................................................       26,695        858,778
                                                                                                               ------------
                                                                                                                  2,171,224
                                                                                                               ------------


                                       Quarterly Statements of Investments  | 15

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MIDCAP VALUE FUND                                                                          SHARES      VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INSURANCE BROKERS/SERVICES 0.6%
  Arthur J. Gallagher & Co. ...................................................................       14,200   $   407,114
                                                                                                               -----------
  INVESTMENT MANAGERS 2.2%
  KKR Private Equity Investors LP (Guernsey Islands) ..........................................       57,800     1,349,630
                                                                                                               -----------
  LIFE/HEALTH INSURANCE 1.3%
  American National Insurance Co. .............................................................        2,100       257,124
  Protective Life Corp. .......................................................................       11,000       538,230
                                                                                                               -----------
                                                                                                                   795,354
                                                                                                               -----------
  NON-ENERGY MINERALS 1.3%
  Nucor Corp. .................................................................................        5,600       361,424
  United States Steel Corp. ...................................................................        5,400       450,846
                                                                                                               -----------
                                                                                                                   812,270
                                                                                                               -----------
  PROCESS INDUSTRIES 11.3%
  Airgas Inc. .................................................................................        9,900       412,038
  Bemis Co. Inc. ..............................................................................       24,600       834,186
  Bunge Ltd. ..................................................................................       21,700     1,669,815
  Cabot Corp. .................................................................................       11,800       527,932
  Celanese Corp., A ...........................................................................       60,500     1,588,125
  MeadWestvaco Corp. ..........................................................................       35,700     1,075,998
  Sigma-Aldrich Corp. .........................................................................       25,100       952,545
                                                                                                               -----------
                                                                                                                 7,060,639
                                                                                                               -----------
  PRODUCER MANUFACTURING 12.1%
  Autoliv Inc. (Sweden) .......................................................................       23,800     1,436,092
  Carlisle Cos. Inc. ..........................................................................       11,800       960,992
  Dover Corp. .................................................................................       27,400     1,359,040
  Graco Inc. ..................................................................................       17,200       701,244
  Oshkosh Truck Corp. .........................................................................       31,100     1,642,080
  Roper Industries Inc. .......................................................................       28,500     1,479,720
                                                                                                               -----------
                                                                                                                 7,579,168
                                                                                                               -----------
  PROPERTY-CASUALTY INSURANCE 4.9%
  Cincinnati Financial Corp. ..................................................................       10,600       474,244
  Erie Indemnity Co., A .......................................................................       31,000     1,713,370
  Mercury General Corp. .......................................................................        3,600       187,776
  Montpelier Re Holdings Ltd. (Bermuda) .......................................................        8,000       139,440
  Old Republic International Corp. ............................................................       23,875       532,412
                                                                                                               -----------
                                                                                                                 3,047,242
                                                                                                               -----------
  REGIONAL BANKS 1.7%
  Mercantile Bankshares Corp. .................................................................       23,250     1,095,308
                                                                                                               -----------
  RETAIL TRADE 2.3%
  Dollar General Corp. ........................................................................       27,400       464,156
  Family Dollar Stores Inc. ...................................................................       20,600       667,440
a Sally Beauty Holdings Inc. ..................................................................       32,200       283,360
                                                                                                               -----------
                                                                                                                 1,414,956
                                                                                                               -----------


16 |  Quarterly Statements of Investments

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MIDCAP VALUE FUND                                                                         SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  SPECIALTY INSURANCE 4.9%
  Assurant Inc. ...............................................................................       27,700   $  1,539,566
  MGIC Investment Corp. .......................................................................        8,200        506,104
  The PMI Group Inc. ..........................................................................       10,400        497,328
  Radian Group Inc. ...........................................................................        8,500        511,870
                                                                                                               ------------
                                                                                                                  3,054,868
                                                                                                               ------------
  TRANSPORTATION 6.7%
  J.B. Hunt Transport Services Inc. ...........................................................       67,500      1,696,275
  Overseas Shipholding Group Inc. .............................................................       24,900      1,547,037
  Teekay Shipping Corp. (Bahamas) .............................................................       19,100        959,011
                                                                                                               ------------
                                                                                                                  4,202,323
                                                                                                               ------------
  UTILITIES 6.7%
  Atmos Energy Corp. ..........................................................................       56,100      1,752,564
  DTE Energy Co. ..............................................................................       40,000      1,854,800
  Northeast Utilities .........................................................................       22,600        624,890
                                                                                                               ------------
                                                                                                                  4,232,254
                                                                                                               ------------
  TOTAL COMMON STOCKS (COST $54,863,228) ......................................................                  60,663,330
                                                                                                               ------------
  SHORT TERM INVESTMENT (COST $1,525,362) 2.4%
  MONEY MARKET FUND 2.4%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ........................    1,525,362      1,525,362
                                                                                                               ------------
  TOTAL INVESTMENTS (COST $56,388,590) 99.2% ..................................................                  62,188,692
  OTHER ASSETS, LESS LIABILITIES 0.8% .........................................................                     495,776
                                                                                                               ------------
  NET ASSETS 100.0% ...........................................................................                $ 62,684,468
                                                                                                               ============


See Selected Portfolio Abbreviations on page 23.

a     Non-income producing for the twelve months ended January 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                       Quarterly Statements of Investments  |
                                   See Notes to Statements of Investments.  | 17

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 89.7%
  COMMON STOCKS 89.6%
  COMMERCIAL SERVICES 0.9%
  ABM Industries Inc. .........................................................................      454,067   $ 11,733,091
                                                                                                               ------------
  CONSUMER DURABLES 10.4%
  Bassett Furniture Industries Inc. ...........................................................      284,000      4,498,560
  Briggs & Stratton Corp. .....................................................................      356,500     10,566,660
  Brunswick Corp. .............................................................................      166,700      5,686,137
  D.R. Horton Inc. ............................................................................       75,000      2,179,500
  Ethan Allen Interiors Inc. ..................................................................      283,000     10,660,610
  Hooker Furniture Corp. ......................................................................      615,000      9,612,450
a La-Z-Boy Inc. ...............................................................................      767,000      9,878,960
  M/I Homes Inc. ..............................................................................      478,000     17,246,240
  M.D.C. Holdings Inc. ........................................................................      123,600      7,202,172
  Monaco Coach Corp. ..........................................................................      787,500     11,875,500
b Russ Berrie and Co. Inc. ....................................................................      544,600      8,060,080
  Thor Industries Inc. ........................................................................      418,500     17,685,810
  Winnebago Industries Inc. ...................................................................      469,000     15,730,260
                                                                                                               ------------
                                                                                                                130,882,939
                                                                                                               ------------
  CONSUMER NON-DURABLES 4.0%
b Alliance One International Inc. .............................................................      328,600      2,520,362
  Brown Shoe Co. Inc. .........................................................................      390,000     21,196,500
  Lancaster Colony Corp. ......................................................................       60,000      2,624,400
b Timberland Co., A ...........................................................................      286,500      8,643,705
b The Warnaco Group Inc. ......................................................................      539,000     15,248,310
                                                                                                               ------------
                                                                                                                 50,233,277
                                                                                                               ------------
  CONSUMER SERVICES 0.2%
  Bob Evans Farms Inc. ........................................................................       63,400      2,153,698
                                                                                                               ------------
  ELECTRONIC TECHNOLOGY 2.8%
b Avocent Corp. ...............................................................................      522,500     18,047,150
  Cohu Inc. ...................................................................................      620,000     12,400,000
  Diebold Inc. ................................................................................       95,000      4,403,250
                                                                                                               ------------
                                                                                                                 34,850,400
                                                                                                               ------------
  ENERGY MINERALS 3.0%
  Arch Coal Inc. ..............................................................................      263,600      7,834,192
  CONSOL Energy Inc. ..........................................................................      310,000     10,673,300
  Peabody Energy Corp. ........................................................................      277,200     11,318,076
  Pioneer Natural Resources Co. ...............................................................       90,000      3,690,000
b Unit Corp. ..................................................................................       76,300      3,699,024
                                                                                                               ------------
                                                                                                                 37,214,592
                                                                                                               ------------
  FINANCE/RENTAL/LEASING 0.5%
b Dollar Thrifty Automotive Group Inc. ........................................................      140,000      6,598,200
                                                                                                               ------------
  HEALTH SERVICES 0.4%
  Pharmaceutical Product Development Inc. .....................................................      141,500      4,881,750
                                                                                                               ------------


18 |  Quarterly Statements of Investments

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                      SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY 1.7%
b Adams Respiratory Therapeutics Inc. .........................................................       12,600   $    565,110
  STERIS Corp. ................................................................................      401,600     10,377,344
  West Pharmaceutical Services Inc. ...........................................................      226,700     11,001,751
                                                                                                               ------------
                                                                                                                 21,944,205
                                                                                                               ------------
  INDUSTRIAL SERVICES 5.7%
b Atwood Oceanics Inc. ........................................................................      105,000      5,078,850
b Bristow Group Inc. ..........................................................................      304,800     11,384,280
b EMCOR Group Inc. ............................................................................      146,000      8,383,320
  ENSCO International Inc. ....................................................................       69,000      3,510,030
b Global Industries Ltd. ......................................................................      295,000      3,973,650
b Helix Energy Solutions Group Inc. ...........................................................      400,000     12,868,000
b Lone Star Technologies Inc. .................................................................      200,000      9,670,000
b Oil States International Inc. ...............................................................      312,000      8,991,840
  Rowan Cos. Inc. .............................................................................      235,800      7,755,462
                                                                                                               ------------
                                                                                                                 71,615,432
                                                                                                               ------------
  INSURANCE BROKERS/SERVICES 0.7%
  Arthur J. Gallagher & Co. ...................................................................      310,000      8,887,700
                                                                                                               ------------
  LIFE/HEALTH INSURANCE 1.5%
  American National Insurance Co. .............................................................       56,800      6,954,592
  Presidential Life Corp. .....................................................................       65,000      1,412,450
  Protective Life Corp. .......................................................................       82,500      4,036,725
  StanCorp Financial Group Inc. ...............................................................      123,000      5,885,550
                                                                                                               ------------
                                                                                                                 18,289,317
                                                                                                               ------------
  NON-ENERGY MINERALS 6.6%
  Gerdau Ameristeel Corp. (Canada) ............................................................      966,000      9,717,960
  Reliance Steel & Aluminum Co. ...............................................................      399,400     16,631,016
  Steel Dynamics Inc. .........................................................................      774,400     30,364,224
  United States Steel Corp. ...................................................................       99,000      8,265,510
  Universal Forest Products Inc. ..............................................................      355,400     17,379,060
                                                                                                               ------------
                                                                                                                 82,357,770
                                                                                                               ------------
  PROCESS INDUSTRIES 8.0%
  Airgas Inc. .................................................................................      295,600     12,302,872
  AptarGroup Inc. .............................................................................      162,000      9,883,620
  Bowater Inc. ................................................................................      371,700     10,173,429
  Bunge Ltd. ..................................................................................      203,000     15,620,850
  Cabot Corp. .................................................................................      283,200     12,670,368
  Glatfelter ..................................................................................      521,600      8,444,704
b Mercer International Inc. (Germany) .........................................................      465,000      5,631,150
  RPM International Inc. ......................................................................      692,400     16,084,452
  Westlake Chemical Corp. .....................................................................      299,700      9,944,046
                                                                                                               ------------
                                                                                                                100,755,491
                                                                                                               ------------


                                       Quarterly Statements of Investments  | 19

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PRODUCER MANUFACTURING 21.5%
  A.O. Smith Corp. ............................................................................      115,500   $  4,429,425
  American Woodmark Corp. .....................................................................      312,300     14,041,008
  Apogee Enterprises Inc. .....................................................................      783,000     14,900,490
b Astec Industries Inc. .......................................................................       70,100      2,524,301
  Baldor Electric Co. .........................................................................          500         17,660
  Brady Corp., A ..............................................................................      375,000     14,043,750
  Carlisle Cos. Inc. ..........................................................................      109,800      8,942,112
  CIRCOR International Inc. ...................................................................      250,000      9,022,500
  CNH Global NV (Netherlands) .................................................................      174,000      5,900,340
b Genlyte Group Inc. ..........................................................................      120,000      9,092,400
  Gentex Corp. ................................................................................      188,700      3,300,363
 Gibraltar Industries Inc. ....................................................................      670,900     16,457,177
  Graco Inc. ..................................................................................      395,300     16,116,381
  Kennametal Inc. .............................................................................      215,000     13,287,000
b Mettler-Toledo International Inc. (Switzerland) .............................................      165,000     13,662,000
  Mine Safety Appliances Co. ..................................................................      417,200     15,999,620
  Mueller Industries Inc. .....................................................................      496,000     16,154,720
  Nordson Corp. ...............................................................................      134,500      6,956,340
b Powell Industries Inc. ......................................................................      107,900      3,465,748
  Roper Industries Inc. .......................................................................      300,000     15,576,000
a Simpson Manufacturing Co. Inc. ..............................................................      115,600      3,781,276
a Superior Industries International Inc. ......................................................      455,400      9,276,498
  Teleflex Inc. ...............................................................................      174,500     11,653,110
  Timken Co. ..................................................................................       69,600      1,991,256
  Trinity Industries Inc. .....................................................................      241,000      9,218,250
  Wabash National Corp. .......................................................................    1,150,500     18,338,970
  Watts Water Technologies Inc., A ............................................................      261,300     11,489,361
                                                                                                               ------------
                                                                                                                269,638,056
                                                                                                               ------------
  PROPERTY-CASUALTY INSURANCE 4.6%
  Aspen Insurance Holdings Ltd. ...............................................................      682,000     17,472,840
  Erie Indemnity Co., A .......................................................................        3,400        187,918
  IPC Holdings Ltd. ...........................................................................      524,000     15,431,800
  Montpelier Re Holdings Ltd. (Bermuda) .......................................................      864,700     15,071,721
  RLI Corp. ...................................................................................      162,100      8,970,614
                                                                                                               ------------
                                                                                                                 57,134,893
                                                                                                               ------------
  REAL ESTATE INVESTMENT TRUST 0.6%
  Arbor Realty Trust Inc. .....................................................................      253,500      8,089,185
                                                                                                               ------------
  REGIONAL BANKS 1.1%
  Chemical Financial Corp. ....................................................................      182,455      5,437,159
  Peoples Bancorp Inc. ........................................................................      194,700      5,648,247
  TrustCo Bank Corp. NY .......................................................................      263,900      2,776,228
                                                                                                               ------------
                                                                                                                 13,861,634
                                                                                                               ------------


20 |  Quarterly Statements of Investments

Franklin Value Investors Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE 7.8%
  Casey's General Stores Inc. .................................................................            628,500   $   16,039,320
  Christopher & Banks Corp. ...................................................................            365,000        6,489,700
  Dillard's Inc., A ...........................................................................             49,400        1,696,396
b Gymboree Corp. ..............................................................................            149,500        6,471,855
b Hot Topic Inc. ..............................................................................            574,300        5,978,463
  The Men's Wearhouse Inc. ....................................................................            168,000        7,213,920
  Pier 1 Imports Inc. .........................................................................            523,500        3,544,095
  Regis Corp. .................................................................................            514,000       21,480,060
  Tuesday Morning Corp. .......................................................................            835,000       13,911,100
b West Marine Inc. ............................................................................            795,000       13,848,900
b Zale Corp. ..................................................................................             46,200        1,271,424
                                                                                                                     --------------
                                                                                                                         97,945,233
                                                                                                                     --------------
  SAVINGS BANKS 0.2%
  First Indiana Corp. .........................................................................            118,750        2,820,313
                                                                                                                     --------------
  SPECIALTY INSURANCE 0.2%
  The PMI Group Inc. ..........................................................................             60,000        2,869,200
                                                                                                                     --------------
  TRANSPORTATION 5.1%
b Genesee & Wyoming Inc. ......................................................................            487,600       13,745,444
b Kansas City Southern ........................................................................            150,500        4,524,030
  OMI Corp. ...................................................................................            301,600        6,653,296
  Overseas Shipholding Group Inc. .............................................................            185,000       11,494,050
  SkyWest Inc. ................................................................................            406,300       11,026,982
  Teekay Shipping Corp. (Bahamas) .............................................................            225,600       11,327,376
  Tidewater Inc. ..............................................................................             90,000        4,641,300
                                                                                                                     --------------
                                                                                                                         63,412,478
                                                                                                                     --------------
  UTILITIES 2.1%
  Atmos Energy Corp. ..........................................................................            171,200        5,348,288
  Energen Corp. ...............................................................................            264,100       12,222,548
b Sierra Pacific Resources ....................................................................            540,700        9,202,714
                                                                                                                     --------------
                                                                                                                         26,773,550
                                                                                                                     --------------
  TOTAL COMMON STOCKS (COST $813,836,811) .....................................................                       1,124,942,404
                                                                                                                     --------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  CORPORATE BOND (COST $1,302,683) 0.1%
  PRODUCER MANUFACTURING 0.1%
  Mueller Industries Inc., 6.00%, 11/01/14 ....................................................        $ 1,319,000        1,238,211
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $815,139,494) .............................................                       1,126,180,615
                                                                                                                     --------------


                                       Quarterly Statements of Investments  | 21

Franklin Value Investors Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                       SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 12.0%
  MONEY MARKET FUND (COST $129,977,165) 10.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% .......................        129,977,165   $   129,977,165
                                                                                                                    ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
d INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.6%
e REPURCHASE AGREEMENTS
  Banc of America Securities LLC, 5.28%, 2/01/07 (Maturity Value $3,136,460)
   Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 .......................      $   3,136,000         3,136,000
  Barclays Capital Inc., 5.29%, 2/01/07 (Maturity Value $2,000,294)
   Collateralized by U.S. Government Agency Securities, 4.50% - 6.00%,
     7/01/20 - 2/01/37 .......................................................................          2,000,000         2,000,000
  Citigroup Global Markets Inc., 5.26%, 2/01/07 (Maturity Value $1,013,148)
   Collateralized by U.S. Government Agency Securities, 3.875% - 5.50%,
     6/15/08 - 3/29/19 .......................................................................          1,013,000         1,013,000
  Deutsche Bank Securities Inc., 5.26%, 2/01/07 (Maturity Value $4,388,641)
   Collateralized by U.S. Government Agency Securities, 3.375% - 6.625%,
     4/05/07 - 11/15/30; f U.S. Treasury Bills, 2/07/07 - 5/02/07 ............................          4,388,000         4,388,000
  Deutsche Bank Securities Inc., 5.28%, 2/01/07 (Maturity Vallue $779,114)
   Collateralized by U.S. Government Agency Securities, 4.00% - 8.00%,
     11/01/14 - 1/01/37 ......................................................................            779,000           779,000
  J.P. Morgan Securities Inc., 5.25%, 2/01/07 (Maturity Value $4,185,610)
   Collateralized by U.S. Government Agency Securities, 3.50% - 9.25%,
     5/15/08 - 11/15/24 ......................................................................          4,185,000         4,185,000
  Morgan Stanley & Co. Inc., 5.22%, 2/01/07 (Maturity Value $3,167,459)
   Collateralized by U.S. Government Agency Securities, 3.625% - 5.75%,
     4/15/10 - 4/30/11 .......................................................................          3,167,000         3,167,000
  Morgan Stanley & Co Inc., 5.29%, 2/01/07 (Maturity Value $2,000,294)
   Collateralized by U.S. Government Agency Securities, 3.625% - 10.00%,
     4/04/08 - 2/01/47 .......................................................................          2,000,000         2,000,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
   (COST $20,668,000) ........................................................................                           20,668,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $150,645,165) ...........................................                          150,645,165
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $965,784,659) 101.7% ...............................................                        1,276,825,780
  OTHER ASSETS, LESS LIABILITIES (1.7)% ......................................................                          (21,274,749)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $ 1,255,551,031
                                                                                                                    ===============

a     A portion or all of the security is on loan as of January 31, 2007.

b     Non-income producing for the twelve months ended January 31, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d     Collateral for loaned securities.

e At January 31, 2007, all repurchase agreements had been entered into on that date.

f     The security is traded on a discount basis with no stated coupon rate.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)


SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt


                                       Quarterly Statements of Investments  |
                                   See Notes to Statements of Investments.  | 23

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Value Investors Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of five funds (the Funds).

2. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             -------------------------------------------------
                                                 FRANKLIN          FRANKLIN         FRANKLIN
                                               BALANCE SHEET       LARGE CAP        MICROCAP
                                              INVESTMENT FUND     VALUE FUND       VALUE FUND
                                             -------------------------------------------------
Cost of investments ......................   $ 2,960,410,900    $ 222,401,854    $ 299,377,962
                                             =================================================
Unrealized appreciation ..................   $ 2,444,642,796    $  59,777,597    $ 218,880,427
Unrealized depreciation ..................       (59,494,360)        (396,018)      (5,333,595)
                                             -------------------------------------------------
Net unrealized appreciation (depreciation)   $ 2,385,148,436    $  59,381,579    $ 213,546,832
                                             =================================================


                                             --------------------------------
                                                 FRANKLIN          FRANKLIN
                                                  MIDCAP           SMALL CAP
                                                VALUE FUND        VALUE FUND
                                             --------------------------------
Cost of investments ......................   $    56,388,590    $ 965,938,299
                                             ================================
Unrealized appreciation ..................   $     6,939,011    $ 348,852,219
Unrealized depreciation ..................        (1,138,909)     (37,964,738)
                                             --------------------------------
Net unrealized appreciation (depreciation)   $     5,800,102    $ 310,887,481
                                             ================================


3. RESTRICTED SECURITIES

At January 31, 2007, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the funds' Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                            ACQUISITION
SHARES                  ISSUER                                                 DATE           COST           VALUE
---------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
4,400,000   KGen Power Corp., 144A
            (1.15% of Net Assets) .......................................    12/19/06     $  61,600,000   $ 61,600,000
                                                                                                          ============

FRANKLIN MICROCAP VALUE FUND
   94,800   Allen Organ Co., Escrow Account .............................     9/07/06     $   1,544,292   $  1,496,892
   94,800   LandCo Real Estate LLC, Liquidating Trust ...................     9/07/06           240,792        240,792
                                                                                                          ------------
            TOTAL RESTRICTED SECURITIES (0.34% of Net Assets) .........................................   $  1,737,684
                                                                                                          ============


24 |  Quarterly Statements of Investments

Franklin Value Investors Trust

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund for the three months ended January 31, 2007 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF                            NUMBER OF
                                             SHARES HELD                          SHARES HELD     VALUE                   REALIZED
                                             AT BEGINNING    GROSS      GROSS       AT END        AT END     INVESTMENT    CAPITAL
NAME OF ISSUER                                OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD      INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
NON-CONTROLLED AFFILIATES
Champps Entertainment Inc. ...............       920,000         --          --      920,000  $  5,722,400  $       --  $        --
Dollar Thrifty Automotive Group Inc. .....     1,763,067         --          --    1,763,067    83,093,348          --           --
Furniture Brands International Inc. ......     2,675,000    200,000          --    2,875,000    47,926,250     428,000           --
KGen Power Corp., 144A ...................            --  4,400,000          --    4,400,000    61,600,000          --           --
Syms Corp. ...............................     1,430,000         --          --    1,430,000    26,483,600          --           --
Tecumseh Products Co., A .................     1,085,000         --          --    1,085,000    19,432,350          --           --
Tecumseh Products Co., B .................       310,000         --          --      310,000     5,294,800          --           --
Xanser Corp. .............................     2,800,000         --          --    2,800,000    16,744,000          --           --
                                                                                              -------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES
(4.99% of Net Assets) ......................................................................  $266,296,748  $  428,000  $        --
                                                                                              =====================================
FRANKLIN MICROCAP VALUE FUND
NON-CONTROLLED AFFILIATES
ACMAT Corp., A ...........................       392,800         --          --      392,800  $  9,427,200  $       --  $        --
American Pacific Corp. ...................       610,000     66,300          --      676,300     6,282,827          --           --
Continental Materials Corp. ..............        99,500      9,500          --      109,000     3,025,840          --           --
Delta Apparel Inc. .......................       680,000         --          --      680,000    11,090,800      34,000           --
Duckwall-ALCO Stores Inc. ................       230,000         --       2,500      227,500     8,037,575          --       67,878
Espey Manufacturing & Electronics Corp. ..       156,000         --          --      156,000     2,854,800      20,280           --
Hardinge Inc. ............................       900,991         --          --      900,991    13,244,568      45,050           --
International Shipholding Corp. ..........       474,800         --          --      474,800     6,946,324          --           --
Merchants Group Inc. .....................       160,800         --       5,000      155,800     5,114,914      38,950       67,778
Nashua Corp. .............................       477,930         --          --      477,930     3,627,489          --           --
Omega Protein Corp. ......................            --  1,000,000          --    1,000,000     6,530,000          --           --
Proliance International Inc. .............       823,800         --          --      823,800     3,995,430          --           --
Rockford Corp. ...........................       575,000         --          --      575,000     1,420,250          --           --
S&K Famous Brands Inc. ...................       255,500         --          --      255,500     3,308,725          --           --
Tandy Brands Accessories Inc. ............       540,000         --          --      540,000     6,701,400      14,850           --
                                                                                              -------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES
(17.88% of Net Assets) .....................................................................  $ 91,608,142  $  153,130  $   135,656
                                                                                              =====================================


For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments  | 25


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /S/JIMMY D. GAMBILL
  --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
  --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007














                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer